                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06551

Morgan Stanley  Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended September 30, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED
SEPTEMBER 30, 2005

                                                                 LIPPER
                                                  RUSSELL     LARGE-CAP
                                                  1000(R)        GROWTH
                                                   GROWTH         FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)      INDEX(2)
  13.37%      12.94%      12.83%      13.41%       6.57%          8.79%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

Despite record-high oil prices, mixed economic data, ongoing increases in the federal funds target rate, and the devastation of Hurricanes Katrina and Rita, the domestic stock market advanced during the six-month period ended September 30, 2005, though at a far from even pace.

The period opened on a rather downbeat note. Disappointing economic data, pervasive inflation concerns, and the intentions of the Federal Open Market Committee (the Fed) contributed to a climate of unease. Sentiment improved noticeably in May, sparking a rebound that continued through July. Although oil prices remained stubbornly high, benign headline data and comments from the Fed temporarily allayed inflationary concerns. Generally good corporate earnings, better economic data, improved consumer confidence, and merger-and-acquisition activity also combined to push stocks higher.

This optimistic climate was relatively short-lived, however. In August, the Fed increased the federal funds target rate once again, rekindling anxiety about inflation and the pace of economic growth. As hurricane season unfolded and the geopolitical landscape clouded, the markets also refocused attention on rising fuel prices and the potential impact of energy costs on consumer sentiment and corporate profitability. Apprehension grew to even higher levels during the weeks following Hurricane Katrina. Oil prices soared to new heights, consumer confidence fell sharply, and the pace of economic growth became uncertain. Many investors were also discouraged by the Fed's reluctance to step away from its tightening program.

Broadly speaking, larger-capitalization stocks lagged smaller-cap issues, with mid caps posting the strongest gains. On a sector basis, energy stocks led the market as the supply-demand imbalance kept energy prices soaring. Economically sensitive sectors such as materials did not fare so well, as investors began to anticipate an economic slowdown.

PERFORMANCE ANALYSIS

Morgan Stanley Growth Fund outperformed the Russell 1000(R) Growth Index and the Lipper Large-Cap Growth Funds Index for the six months ended September 30, 2005, assuming no deduction of applicable sales charges. The Fund's outperformance was fueled by strong stock selection across a range of sectors. Within the utilities sector, telecommunications companies and gas distributors were a particular boon to performance, while an overall overweighting in the utility sector further enhanced gains relative to the Russell 1000(R) Growth Index. Within the portfolio's energy holdings, crude oil producers also provided a significant boost. Our investment discipline led us to consumer discretionary stocks that appreciated briskly, with notable strength in the consumer electronics and commercial services industries.

Although the Fund outperformed both of its benchmarks by a wide margin, not all of it positions proved advantageous. Exposure to the semiconductor industry and the computer services, software and systems industry detracted from performance, as did an overall underweight in the technology sector relative to the Russell Index. The Fund's pace relative to the benchmark was also tempered by overweighted exposures to the materials and processing sector and consumer discretionary sector, as well as by an underweighting position in the health care sector.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN EQUITY SECURITIES PRIMARILY OF COMPANIES HAVING MARKET VALUES OR CAPITALIZATIONS OF AT LEAST $1 BILLION THAT THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES EXHIBIT STRONG EARNINGS AND FREE CASH FLOW GROWTH. THE INVESTMENT ADVISER SEEKS TO MAXIMIZE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES. THE INVESTMENT ADVISER EMPHASIZES INDIVIDUAL SECURITY SELECTION.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO

   TOP 10 HOLDINGS
   eBay, Inc.                                            4.9%
   Ultra Petroleum Corp. (Canada)                        4.8
   Google, Inc. (Class A)                                4.8
   America Movil S.A. de C.V. (Series L) (ADR)
    (Mexico)                                             4.0
   Costco Wholesale Corp.                                3.3
   Yahoo!, Inc.                                          3.3
   UnitedHealth Group Inc.                               3.1
   Dell, Inc.                                            3.1
   Carnival Corp. (Panama)                               2.9
   Berkshire Hathaway, Inc. (Class B)                    2.8

   TOP FIVE INDUSTRIES
   Internet Software/Services                            8.0%
   Other Consumer Services                               7.4
   Oil & Gas Production                                  6.3
   Discount Stores                                       5.9
   Medical Specialties                                   5.3

Data as of September 30, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 05/29/92)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              GRTAX                     GRTBX                    GRTCX                    GRTDX
   1 YEAR                              17.77%(3)                 16.82%(3)                16.87%(3)                18.02%(3)
                                       11.59(4)                  11.82(4)                 15.87(4)                    --
   5 YEARS                             (5.49)(3)                 (6.21)(3)                (6.17)(3)                (5.26)(3)
                                       (6.50)(4)                 (6.56)(4)                (6.17)(4)                   --
   10 YEARS                               --                      6.27(3)                    --                       --
                                          --                      6.27(4)                    --                       --
   SINCE INCEPTION                      3.78(3)                   7.56(3)                  3.02(3)                  4.02(3)
                                        3.10(4)                   7.56(4)                  3.02(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/05 - 09/30/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             04/01/05 -
                                                                     04/01/05            09/30/05             09/30/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (13.37% return)......................................         $1,000.00           $1,133.70              $5.62
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.80              $5.32
CLASS B
Actual (12.94% return)......................................         $1,000.00           $1,129.40              $9.61
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.04              $9.10
CLASS C
Actual (12.83% return)......................................         $1,000.00           $1,128.30              $9.60
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.04              $9.10
CLASS D
Actual (13.41% return)......................................         $1,000.00           $1,134.10              $4.28
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.06              $4.05

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.80%, 1.80% and 0.80% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports (the "Lipper Reports") provided by Lipper Inc. ("Lipper"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the three-year period but better than average for the one- and five-year periods. The Board concluded that the Fund's overall performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate for the Fund and the total expense ratio of the Fund and noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds managed by other advisers (the "expense peer group"), selected by Lipper, managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; but (ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee rate was competitive in light of the fact the Adviser managed the Fund so that the total expense ratio of the Fund was less than the total expense ratio of the funds in the expense peer group average.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the Management Agreement includes breakpoints. The Board concluded that the Fund's fees under the Management Agreement would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (98.6%)
              Advertising/Marketing
              Services (2.0%)
  199,762     Getty Images, Inc.*......  $ 17,187,522
                                         ------------
              Air Freight/Couriers
              (3.1%)
  207,140     C.H. Robinson Worldwide,
               Inc.*...................    13,281,817
  224,000     Expeditors International
               of Washington, Inc. ....    12,718,720
                                         ------------
                                           26,000,537
                                         ------------
              Biotechnology (2.6%)
  263,100     Genentech, Inc.*.........    22,155,651
                                         ------------
              Casino/Gaming (3.2%)
  677,100     International Game
               Technology..............    18,281,700
  138,020     Station Casinos, Inc. ...     9,159,007
                                         ------------
                                           27,440,707
                                         ------------
              Chemicals: Agricultural
              (2.8%)
  379,300     Monsanto Co. ............    23,801,075
                                         ------------
              Computer Peripherals
              (0.0%)
  206,600     Seagate Technology, Inc.
               (Escrow) (a)............             0
                                         ------------
              Computer Processing
              Hardware (3.1%)
  767,151     Dell, Inc.*..............    26,236,564
                                         ------------
              Data Processing Services
              (1.3%)
  291,470     Paychex, Inc. ...........    10,807,708
                                         ------------
              Discount Stores (5.9%)
  648,600     Costco Wholesale
               Corp. ..................    27,948,174
  176,500     Sears Holdings Corp.*....    21,960,130
                                         ------------
                                           49,908,304
                                         ------------
              Finance/Rental/ Leasing
              (0.9%)
  234,750     Countrywide Financial
               Corp. ..................     7,742,055
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Financial Publishing/
              Services (1.6%)
  258,232     Moody's Corp. ...........  $ 13,190,491
                                         ------------
              Gas Distributors (1.6%)
  158,100     Questar Corp. ...........    13,931,772
                                         ------------
              Home Building (1.8%)
  352,000     Pulte Homes, Inc. .......    15,107,840
                                         ------------
              Home Improvement Chains
              (2.7%)
  598,150     Home Depot, Inc. (The)...    22,813,441
                                         ------------
              Hotels/Resorts/
              Cruiselines (3.0%)
  500,600     Carnival Corp.
               (Panama)................    25,019,988
                                         ------------
              Industrial Conglomerates
              (1.4%)
  431,900     Tyco International Ltd.
               (Bermuda)...............    12,028,415
                                         ------------
              Insurance Brokers/
              Services (1.5%)
  427,900     Marsh & McLennan
               Companies, Inc. ........    13,003,881
                                         ------------
              Internet Retail (1.7%)
  315,600     Amazon.com, Inc.*........    14,296,680
                                         ------------
              Internet Software/
              Services (8.0%)
  127,680     Google, Inc. (Class
               A)*.....................    40,405,613
  823,360     Yahoo!, Inc.*............    27,862,502
                                         ------------
                                           68,268,115
                                         ------------
              Investment Banks/ Brokers
              (2.3%)
   58,150     Chicago Mercantile
               Exchange Holdings,
               Inc. ...................    19,613,995
                                         ------------
              Major Telecommunications
              (1.3%)
  465,888     Sprint Nextel Corp. .....    11,078,817
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Managed Health Care
              (3.1%)
  471,520     UnitedHealth Group
               Inc. ...................  $ 26,499,424
                                         ------------
              Medical Specialties
              (5.3%)
  143,600     Alcon, Inc.
               (Switzerland)...........    18,363,568
  212,300     Dade Behring Holdings
               Inc. ...................     7,782,918
  121,800     Guidant Corp. ...........     8,390,802
  226,800     St. Jude Medical,
               Inc.*...................    10,614,240
                                         ------------
                                           45,151,528
                                         ------------
              Miscellaneous Commercial
              Services (3.3%)
  210,100     Corporate Executive Board
               Co. (The)...............    16,383,598
  304,246     Iron Mountain Inc.*......    11,165,828
                                         ------------
                                           27,549,426
                                         ------------
              Motor Vehicles (2.3%)
  403,400     Harley-Davidson, Inc. ...    19,540,696
                                         ------------
              Oil & Gas Production
              (6.3%)
  171,000     Southwestern Energy
               Co.*....................    12,551,400
  719,340     Ultra Petroleum Corp.
               (Canada)*...............    40,916,059
                                         ------------
                                           53,467,459
                                         ------------
              Other Consumer Services
              (7.4%)
  325,700     Apollo Group, Inc. (Class
               A)*.....................    21,623,223
  999,485     eBay, Inc.*..............    41,178,782
                                         ------------
                                           62,802,005
                                         ------------
              Personnel Services (1.4%)
  392,700     Monster Worldwide,
               Inc.*...................    12,059,817
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Property - Casualty
              Insurers (2.8%)
    8,743     Berkshire Hathaway, Inc.
               (Class B)*..............  $ 23,877,133
                                         ------------
              Recreational Products
              (2.7%)
  402,800     Electronic Arts, Inc.*...    22,915,292
                                         ------------
              Semiconductors (1.6%)
  300,800     Marvell Technology Group,
               Ltd. (Bermuda)*.........    13,869,888
                                         ------------
              Specialty
              Telecommunications (1.4%)
  477,523     Crown Castle
               International Corp.*....    11,761,391
                                         ------------
              Telecommunication
              Equipment (2.7%)
  380,500     Corning, Inc.*...........     7,355,065
  345,314     QUALCOMM Inc. ...........    15,452,802
                                         ------------
                                           22,807,867
                                         ------------
              Tobacco (2.5%)
  284,775     Altria Group, Inc. ......    20,990,765
                                         ------------
              Wireless
              Telecommunications (4.0%)
1,288,900     America Movil S.A. de
               C.V. (Series L) (ADR)
               (Mexico)................    33,923,848
                                         ------------
              Total Common Stocks
              (Cost $721,748,739)......   836,850,097
                                         ------------

                       See Notes to Financial Statements
 12

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (1.6%)
              Repurchase Agreement
  $13,142     Joint repurchase
               agreement account 3.825%
               due 10/03/05 (dated
               09/30/05; proceeds
               $13,146,189) (b)
               (Cost $13,142,000)......  $ 13,142,000
                                         ------------
Total Investments
(Cost $734,890,739) (c).....   100.2%     849,992,097
Liabilities in Excess of
Other Assets................    (0.2)      (1,407,681)
                               -----     ------------
Net Assets..................   100.0%    $848,584,416
                               =====     ============

----------------------------

    ADR  American Depositary Receipt.
    *    Non-income producing security.
    (a) A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund's Trustees.
    (b) Collateralized by federal agency and U.S. Treasury obligations.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $131,509,583 and the aggregate gross unrealized depreciation is $16,408,225, resulting in net unrealized appreciation of $115,101,358.

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Internet Software/Services...  $ 68,268,115        8.0%
Other Consumer Services......    62,802,005        7.4
Oil & Gas Production.........    53,467,459        6.3
Discount Stores..............    49,908,304        5.9
Medical Specialties..........    45,151,528        5.3
Wireless
 Telecommunications..........    33,923,848        4.0
Miscellaneous Commercial
 Services....................    27,549,426        3.3
Casino/Gaming................    27,440,707        3.2
Managed Health Care..........    26,499,424        3.1
Computer Processing
 Hardware....................    26,236,564        3.1
Air Freight/Couriers.........    26,000,537        3.1
Hotels/Resorts/Cruiselines...    25,019,988        3.0
Property - Casualty
 Insurers....................    23,877,133        2.8
Chemicals: Agricultural......    23,801,075        2.8
Recreational Products........    22,915,292        2.7
Home Improvement Chains......    22,813,441        2.7
Telecommunication
 Equipment...................    22,807,867        2.7
Biotechnology................    22,155,651        2.6

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Tobacco......................  $ 20,990,765        2.5%
Investment Banks/Brokers.....    19,613,995        2.3
Motor Vehicles...............    19,540,696        2.3
Advertising/Marketing
 Services....................    17,187,522        2.0
Home Building................    15,107,840        1.8
Internet Retail..............    14,296,680        1.7
Gas Distributors.............    13,931,772        1.6
Semiconductors...............    13,869,888        1.6
Financial
 Publishing/Services.........    13,190,491        1.6
Repurchase Agreement.........    13,142,000        1.6
Insurance Brokers/Services...    13,003,881        1.5
Personnel Services...........    12,059,817        1.4
Industrial Conglomerates.....    12,028,415        1.4
Specialty
 Telecommunications..........    11,761,391        1.4
Major Telecommunications.....    11,078,817        1.3
Data Processing Services.....    10,807,708        1.3
Finance/Rental/Leasing.......     7,742,055        0.9
                               ------------      -----
                               $849,992,097      100.2%
                               ============      =====

14
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $734,890,739).....  $849,992,097
Receivable for:
    Dividends...............................................       432,102
    Shares of beneficial interest sold......................       200,790
    Interest................................................         1,396
Prepaid expenses and other assets...........................        39,721
                                                              ------------
    Total Assets............................................   850,666,106
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................     1,303,358
    Investment advisory fee.................................       345,809
    Distribution fee........................................       293,544
    Administration fee......................................        55,329
    Transfer agent fee......................................         1,369
Accrued expenses and other payables.........................        82,281
                                                              ------------
    Total Liabilities.......................................     2,081,690
                                                              ------------
    Net Assets..............................................  $848,584,416
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $981,714,837
Net unrealized appreciation.................................   115,101,358
Net investment loss.........................................    (2,710,169)
Accumulated net realized loss...............................  (245,521,610)
                                                              ------------
    Net Assets..............................................  $848,584,416
                                                              ============
Class A Shares:
Net Assets..................................................  $346,346,618
Shares Outstanding (unlimited authorized, $.01 par value)...    25,376,478
    Net Asset Value Per Share...............................        $13.65
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $14.41
                                                              ============
Class B Shares:
Net Assets..................................................  $245,409,374
Shares Outstanding (unlimited authorized, $.01 par value)...    18,994,337
    Net Asset Value Per Share...............................        $12.92
                                                              ============
Class C Shares:
Net Assets..................................................   $27,437,843
Shares Outstanding (unlimited authorized, $.01 par value)...     2,151,628
    Net Asset Value Per Share...............................        $12.75
                                                              ============
Class D Shares:
Net Assets..................................................  $229,390,581
Shares Outstanding (unlimited authorized, $.01 par value)...    16,446,066
    Net Asset Value Per Share...............................        $13.95
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $91,413 foreign withholding tax)..........  $  2,498,862
Interest....................................................       174,714
                                                              ------------
    Total Income............................................     2,673,576
                                                              ------------
Expenses
Investment advisory fee.....................................     2,139,568
Distribution fee (Class A shares)...........................       387,370
Distribution fee (Class B shares)...........................     1,425,433
Distribution fee (Class C shares)...........................       135,747
Transfer agent fees and expenses............................       764,821
Administration fee..........................................       342,331
Shareholder reports and notices.............................        64,088
Professional fees...........................................        35,398
Registration fees...........................................        33,788
Custodian fees..............................................        27,372
Trustees' fees and expenses.................................         5,413
Other.......................................................        21,739
                                                              ------------
    Total Expenses..........................................     5,383,068
                                                              ------------
    Net Investment Loss.....................................    (2,709,492)
                                                              ------------
Net Realized and Unrealized Gain:
Net realized gain...........................................    39,339,745
Net change in unrealized appreciation.......................    68,906,037
                                                              ------------
    Net Gain................................................   108,245,782
                                                              ------------
Net Increase................................................  $105,536,290
                                                              ============

                       See Notes to Financial Statements
 16

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2005   MARCH 31, 2005
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $  (2,709,492)     $   (3,228,258)
Net realized gain...........................................       39,339,745           1,646,358
Net change in unrealized appreciation.......................       68,906,037           2,631,092
                                                                -------------      --------------
    Net Increase............................................      105,536,290           1,049,192
                                                                -------------      --------------

Net decrease from transactions in shares of beneficial
  interest..................................................     (129,678,252)       (209,431,481)
                                                                -------------      --------------
    Net Decrease............................................      (24,141,962)       (208,382,289)
Net Assets:
Beginning of period.........................................      872,726,378       1,081,108,667
                                                                -------------      --------------
End of Period
(Including accumulated net investment losses of $2,710,168
and $677, respectively).....................................    $ 848,584,416      $  872,726,378
                                                                =============      ==============

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.50% to the portion of the daily net assets not exceeding $1 billion; 0.45% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,930,862 at September 30, 2005.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $362,483 and $1,534, respectively and received $18,849 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2005 aggregated $366,712,784 and $503,394,547, respectively. Included in the aforementioned are purchases of $58,399 with other Morgan Stanley funds.

For the six months ended September 30, 2005, the Fund incurred brokerage commissions of $7,412 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                      MONTHS ENDED                          ENDED
                                                   SEPTEMBER 30, 2005                  MARCH 31, 2005
                                               ---------------------------       ---------------------------
                                                       (unaudited)
                                                 SHARES         AMOUNT             SHARES         AMOUNT
                                               -----------   -------------       -----------   -------------
CLASS A SHARES
Sold.........................................      280,543   $  17,016,269         3,918,279   $  46,654,111
Conversion from Class B......................   21,012,304     233,465,832           --             --
Redeemed.....................................   (4,429,306)    (56,576,692)       (2,456,952)    (29,434,358)
                                               -----------   -------------       -----------   -------------
Net increase - Class A.......................   16,863,541     193,905,409         1,461,327      17,219,753
                                               -----------   -------------       -----------   -------------
CLASS B SHARES
Sold.........................................      375,172       4,567,276         1,758,732      20,037,864
Conversion to Class A........................  (19,944,999)   (233,465,832)          --             --
Redeemed.....................................   (5,693,465)    (55,081,252)      (19,318,101)   (220,199,783)
                                               -----------   -------------       -----------   -------------
Net decrease - Class B.......................  (25,263,292)   (283,979,808)      (17,559,369)   (200,161,919)
                                               -----------   -------------       -----------   -------------
CLASS C SHARES
Sold.........................................      109,762       1,317,049           351,648       3,950,159
Redeemed.....................................     (396,392)     (4,700,322)         (885,911)     (9,944,338)
                                               -----------   -------------       -----------   -------------
Net decrease - Class C.......................     (286,630)     (3,383,273)         (534,263)     (5,994,179)
                                               -----------   -------------       -----------   -------------
CLASS D SHARES
Sold.........................................      427,989       5,378,501         4,592,803      55,749,051
Redeemed.....................................   (3,188,267)    (41,599,081)       (6,263,815)    (76,244,187)
                                               -----------   -------------       -----------   -------------
Net decrease - Class D.......................   (2,760,278)    (36,220,580)       (1,671,012)    (20,495,136)
                                               -----------   -------------       -----------   -------------
Net decrease in Fund.........................  (11,446,659)  $(129,678,252)      (18,303,317)  $(209,431,481)
                                               ===========   =============       ===========   =============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2005, the Fund had a net capital loss carryforward of $277,046,682 of which $138,297,401 will expire on March 31, 2010, $97,336,059 will expire on March 31, 2011,

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

$6,990,718 will expire on March 31, 2012 and $34,422,504 will expire on March 31, 2013 to offset future capital gains to the extent provided by regulations.

As of March 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX                                FOR THE YEAR ENDED MARCH 31,
                                       MONTHS ENDED             -----------------------------------------------------------------
                                    SEPTEMBER 30, 2005            2005           2004          2003          2002          2001
                                    ------------------          ---------      --------      --------      --------      --------
                                       (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
 period...........................         $12.04                 $11.97         $9.41        $12.58        $12.60        $22.32
                                           ------                 ------        ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment income
    (loss)++......................          (0.03)                  0.01         (0.02)         0.00         (0.04)        (0.06)
    Net realized and unrealized
    gain (loss)...................           1.64                   0.06          2.58         (3.17)         0.09         (6.82)
                                           ------                 ------        ------        ------        ------        ------

Total income (loss) from
 investment operations............           1.61                   0.07          2.56         (3.17)         0.05         (6.88)
                                           ------                 ------        ------        ------        ------        ------

Less distributions from net
 realized gain....................       --                        --            --            --            (0.07)        (2.84)
                                           ------                 ------        ------        ------        ------        ------

Net asset value, end of period....         $13.65                 $12.04        $11.97         $9.41        $12.58        $12.60
                                           ======                 ======        ======        ======        ======        ======

Total Return+.....................          13.37 %(1)              0.58%        27.21%       (25.20)%        0.36%       (34.32)%

Ratios to Average Net Assets(3):
Expenses..........................           1.05 %(2)              1.16%         1.22%         1.18%         1.18%         1.11%

Net investment income (loss)......          (0.43)%(2)              0.10%        (0.17)%       (0.06)%       (0.35)%       (0.34)%

Supplemental Data:
Net assets, end of period, in
 thousands........................       $346,347               $102,526       $84,421       $32,091       $17,611       $11,824

Portfolio turnover rate...........             43 %(1)               155%          139%          155%           95%           67%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 24

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued

                             FOR THE SIX                                  FOR THE YEAR ENDED MARCH 31,
                             MONTHS ENDED             ---------------------------------------------------------------------
                          SEPTEMBER 30, 2005            2005           2004           2003           2002           2001
                          ------------------          ---------      ---------      ---------      ---------      ---------
                             (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value,
 beginning of period....         $11.44                 $11.46          $9.08         $12.24         $12.35         $22.04
                                 ------                 ------             --         ------         ------         ------

Income (loss) from
 investment operations:
    Net investment
    loss++..............          (0.07)                 (0.08)         (0.10)         (0.09)         (0.14)         (0.15)
    Net realized and
    unrealized gain
    (loss)..............           1.55                   0.06           2.48          (3.07)          0.10          (6.70)
                                 ------                 ------             --         ------         ------         ------

Total income (loss) from
 investment
 operations.............           1.48                  (0.02)          2.38          (3.16)         (0.04)         (6.85)
                                 ------                 ------             --         ------         ------         ------

Less distributions from
 net realized gain......       --                        --             --             --             (0.07)         (2.84)
                                 ------                 ------             --         ------         ------         ------

Net asset value, end of
 period.................         $12.92                 $11.44         $11.46          $9.08         $12.24         $12.35
                                 ======                 ======             ==         ======         ======         ======

Total Return+...........          12.94 %(1)             (0.17)%        26.21%        (25.82)%        (0.44)%       (34.61)%

Ratios to Average Net
Assets(3):
Expenses................           1.80 %(2)              1.91%          1.98%          1.99%          1.94%          1.59%

Net investment loss.....          (1.18)%(2)             (0.65)%        (0.93)%        (0.87)%        (1.11)%        (0.82)%

Supplemental Data:
Net assets, end of
 period, in thousands...       $245,409               $506,501       $708,534       $381,478       $714,513       $867,382

Portfolio turnover
 rate...................             43 %(1)               155%           139%           155%            95%            67%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued

                                        FOR THE SIX                                FOR THE YEAR ENDED MARCH 31,
                                        MONTHS ENDED             ----------------------------------------------------------------
                                     SEPTEMBER 30, 2005            2005          2004          2003          2002          2001
                                     ------------------          --------      --------      --------      --------      --------
                                        (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
 period............................        $11.30                 $11.31         $8.96        $12.07        $12.16        $21.80
                                           ------                 ------        ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment loss++..........         (0.07)                 (0.07)        (0.10)        (0.08)        (0.11)        (0.19)
    Net realized and unrealized
    gain (loss)....................          1.52                   0.06          2.45         (3.03)         0.09         (6.61)
                                           ------                 ------        ------        ------        ------        ------

Total income (loss) from investment
 operations........................          1.45                  (0.01)         2.35         (3.11)        (0.02)        (6.80)
                                           ------                 ------        ------        ------        ------        ------

Less distributions from net
 realized gain.....................       --                       --            --            --            (0.07)        (2.84)
                                           ------                 ------        ------        ------        ------        ------

Net asset value, end of period.....        $12.75                 $11.30        $11.31         $8.96        $12.07        $12.16
                                           ======                 ======        ======        ======        ======        ======

Total Return+......................         12.83 %(1)             (0.09)%       26.23%       (25.77)%       (0.20)%      (34.82)%

Ratios to Average Net Assets(3):
Expenses...........................          1.80 %(2)              1.88%         1.98%         1.98%         1.73%         1.88%

Net investment loss................         (1.18)%(2)             (0.62)%       (0.93)%       (0.86)%       (0.90)%       (1.11)%
Supplemental Data:
Net assets, end of period, in
 thousands.........................       $27,438                $27,547       $33,621        $8,563       $14,095       $14,490

Portfolio turnover rate............            43 %(1)               155%          139%          155%           95%           67%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 26

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued

                                    FOR THE SIX                                  FOR THE YEAR ENDED MARCH 31,
                                    MONTHS ENDED             --------------------------------------------------------------------
                                 SEPTEMBER 30, 2005            2005           2004           2003           2002           2001
                                 ------------------          ---------      ---------      ---------      ---------      --------
                                    (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
 period........................         $12.30                 $12.19          $9.56         $12.76         $12.75        $22.49
                                       -------                 ------         ------         ------         ------       -------

Income (loss) from investment
 operations:
    Net investment income
    (loss)++...................          (0.01)                  0.04           0.01           0.01          (0.01)        (0.02)
    Net realized and unrealized
    gain (loss)................           1.66                   0.07           2.62          (3.21)          0.09         (6.88)
                                       -------                 ------         ------         ------         ------       -------

Total income (loss) from
 investment operations.........           1.65                   0.11           2.63          (3.20)          0.08         (6.90)
                                       -------                 ------         ------         ------         ------       -------

Less distributions from net
 realized gain.................       --                        --             --             --             (0.07)        (2.84)
                                       -------                 ------         ------         ------         ------       -------

Net asset value, end of
 period........................         $13.95                 $12.30         $12.19          $9.56         $12.76        $12.75
                                       =======                 ======         ======         ======         ======       =======

Total Return+..................          13.41 %(1)              0.90%         27.51%        (25.08)%         0.59%       (34.14)%

Ratios to Average Net
Assets(3):
Expenses.......................           0.80 %(2)              0.91%          0.98%          0.99%          0.94%         0.88%

Net investment income (loss)...          (0.18)%(2)              0.35%          0.07%          0.13%         (0.11)%       (0.11)%

Supplemental Data:
Net assets, end of period, in
 thousands.....................       $229,391               $236,153       $254,533       $108,481       $133,653       $79,666

Portfolio turnover rate........             43 %(1)               155%           139%           155%            95%           67%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Growth Fund

Semiannual Report
September 30, 2005

[MORGAN STANLEY LOGO]

37977RPT-RA05-00918P-Y09/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005


                                       3